Employee Benefits - Significant Actuarial Assumptions Used to Determine Present Value (Details)	Mar. 31, 2024	Mar. 31, 2023
Japan
Disclosure of defined benefit plans [line items]
Discount rate	1.70%	1.30%
Future salary increases	0.00%	0.00%
Foreign
Disclosure of defined benefit plans [line items]
Discount rate	3.00%	3.40%
Future salary increases	3.10%	3.00%